Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET [Abstract]
Finite-lived intangible assets by major class

	As of December 31, 2024
Items	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount
Operating rights for licensed games	$64,937	$(45,996)	$(12,334)	$6,607
Purchased video content	41,789	(30,059)	(11,362)	368
Domain names and trademarks	16,083	(6,350)	(9,733)	0
Computer software	11,861	(11,141)	0	720
Developed technologies	990	(147)	(843)	0

Total	$135,660	$(93,693)	$(34,272)	$7,695

	As of December 31, 2025
Items	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount
Operating rights for licensed games	$67,071	$(50,724)	$(12,612)	$3,735
Purchased video content	38,991	(28,806)	(9,956)	229
Domain names and trademarks	16,412	(6,458)	(9,954)	0
Computer software	10,835	(10,107)	0	728
Developed technologies	990	(147)	(843)	0

Total	$134,299	$(96,242)	$(33,365)	$4,692

Expected amortization expense
As of December 31, 2025, amortization expenses for future periods are estimated to be as follows:

Year Ended December 31,	(in thousands)
2026	$3,367
2027	1,233
2028	92
2029	0
2030	0
Thereafter	0

Total expected amortization expense	$4,692